SCHEDULE OF LEASE COST AND OTHER SUPPLEMENT LEASE INFORMATION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Aug. 12, 2021	Feb. 02, 2021	Jan. 02, 2021	May 25, 2020	Dec. 31, 2019
Leases
Operating lease cost (cost resulting from lease payments)	$ 80,251	$ 6,362
Short term lease cost	29,329	36,983
Net lease cost	109,580	43,345
Operating lease - operating cash flows (fixed payments)	80,251	6,362
Operating lease - operating cash flows (liability reduction)	72,639	5,712
Non-current leases - right of use assets	268,096	13,426				$ 19,393
Current liabilities - operating lease liabilities	166,709	8,989	$ 154,767	$ 137,826	$ 37,932	$ 19,393
Non-current liabilities - operating lease liabilities	$ 107,899	$ 4,693